Revenue - Performance obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Remaining performance obligation	$ 1,878,884	$ 2,828,588	$ 2,177,268
Within one year
Revenue
Remaining performance obligation	302,046	418,137	351,071
1-2 years
Revenue
Remaining performance obligation	271,463	386,416	309,861
2-3 years
Revenue
Remaining performance obligation	214,028	309,326	255,791
3-4 years
Revenue
Remaining performance obligation	203,051	288,244	211,615
4-5 years
Revenue
Remaining performance obligation	184,186	276,816	190,018
After 5 years
Revenue
Remaining performance obligation	$ 704,110	$ 1,149,649	$ 858,912